UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
Investment Company Act file number 811-22087
Magnetar Spectrum Fund

(Exact name of registrant as specified in charter)
1603 Orrington Avenue, 13th Floor
Evanston, IL 60201

(Address of principal executive offices) (Zip code)
Michael Wilds
Magnetar Spectrum Fund
1603 Orrington Avenue, 13th Floor
Evanston, IL 60201

(Name and address of agent for service)
Registrant’s telephone number, including area code: (847) 905-4400
Date of fiscal year end: November 30
Date of reporting period: February 28, 2009
Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.
A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.
The Schedule(s) of Investments is attached herewith.
Magnetar Spectrum Fund
Schedule of Investments
February 28, 2009
(unaudited)

		Fair
Description	Number of Shares	Value
Investments in Securities - 21.2%
Midstream Master Limited Partnerships (MLPs) — 5.1%
Copano Energy, L.L.C., Class D Units — Unregistered (a)(b)	850,000	$10,571,823

Total Midstream MLPs (Cost $22,312,500)		10,571,823
	Principal Amount

Collateralized Loan Obligations - 16.1% (b)(c)
Diversified - 52.1%
Grand Horn Class B Senior Floating Rate Notes due January 2022, 5.57%	$28,500,000	7,125,000
Grand Horn Class C Mezzanine Floating Rate Deferrable Notes due January 2022, 6.57%	27,500,000	4,125,000
Grand Horn Class D Mezzanine Floating Rate Deferrable Notes due January 2022, 8.32%	20,250,000	2,025,000
Grand Horn Class E Mezzanine Floating Rate Deferrable Notes due January 2022, 10.32%	19,000,000	1,520,000
Dryden 2008-21A C2 Mezzanine Floating Rate Deferrable Notes due October 2020, 7.64%	2,000,000	700,000
Dryden 2008-21A C3 Mezzanine Floating Rate Deferrable Notes due October 2020, 7.64%	2,000,000	700,000
Dryden 2008-21A C4 Mezzanine Floating Rate Deferrable Notes due October 2020, 7.64%	2,000,000	700,000
Dryden 2008-21A C5 Mezzanine Floating Rate Deferrable Notes due October 2020, 7.64%	2,000,000	700,000
Dryden 2008-21A C6 Mezzanine Floating Rate Deferrable Notes due October 2020, 7.64%	2,000,000	700,000
Dryden 2008-21A C7 Mezzanine Floating Rate Deferrable Notes due October 2020, 7.64%	2,000,000	700,000
Dryden 2008-21A C8 Mezzanine Floating Rate Deferrable Notes due October 2020, 7.64%	2,000,000	700,000
Dryden 2008-21A C9 Mezzanine Floating Rate Deferrable Notes due October 2020, 7.64%	2,000,000	700,000
Dryden 2008-21A C10 Mezzanine Floating Rate Deferrable Notes due October 2020, 7.64%	2,000,000	700,000
Dryden 2008-21A D1 Mezzanine Floating Rate Deferrable Notes due October 2020, 8.64%	250,000	62,500
Dryden 2008-21A D2 Mezzanine Floating Rate Deferrable Notes due October 2020, 8.64%	2,000,000	500,000
Dryden 2008-21A D3 Mezzanine Floating Rate Deferrable Notes due October 2020, 8.64%	2,000,000	500,000
Dryden 2008-21A D4 Mezzanine Floating Rate Deferrable Notes due October 2020, 8.64%	2,000,000	500,000
Dryden 2008-21A D5 Mezzanine Floating Rate Deferrable Notes due October 2020, 8.64%	2,000,000	500,000
Dryden 2008-21A D6 Mezzanine Floating Rate Deferrable Notes due October 2020, 8.64%	2,000,000	500,000
Dryden 2008-21A D7 Mezzanine Floating Rate Deferrable Notes due October 2020, 8.64%	2,000,000	500,000
Dryden 2008-21A D8 Mezzanine Floating Rate Deferrable Notes due October 2020, 8.64%	2,000,000	500,000
Dryden 2008-21A D9 Mezzanine Floating Rate Deferrable Notes due October 2020, 8.64%	2,000,000	500,000
Dryden 2008-21A D10 Mezzanine Floating Rate Deferrable Notes due October 2020, 8.64%	2,500,000	625,000
Dryden 2008-21A INC Subordinated Bond Notes due October 2020	76,250,000	7,625,000

		33,407,500

	Number of Shares

Grand Horn Preference Shares	39,750	397,500

Total Collateralized Loan Obligations (Cost $213,796,378)		33,805,000

Total Investments in Securities (Cost $236,108,878)		44,376,823

Swap Contracts - 11.7%
Credit Index Swaps — Purchased Protection	Notional Amount

CDX North America High Yield Index Series 10, 5.00%, 6/20/13	$97,000,000	24,522,996

Total Investments in Swap Contracts (Cost $7,441,719)		24,522,996

Other Assets less Liabilities - 67.1%		140,574,985

Net Assets - 100%		$209,474,804

(a)	Security is currently not paying cash distributions but is expected to pay cash distributions or convert to securities which pay cash distributions within the next 12 months.

(b)	Restricted from public sale.

(c)	Rate shown is that in effect at February 28, 2009.

Magnetar Spectrum Fund
Schedule of Investments
February 28, 2009
(unaudited)
Restricted Securities
A restricted security cannot be resold to the general public without prior registration under the Securities Act of 1933. The Fund cannot demand that any investment in restricted securities can be registered. See the table below for restricted securities held at February 28, 2009:

	Acquisition	Number of			Value per
Investments in Restricted Securities	Date	Shares/Par	Cost	Value	Share/Unit
Copano Energy, L.L.C., Class D Units	3/13/08	850,000	$22,312,500	$10,571,823	$12.44
Grand Horn Preference Shares	12/19/07	39,750	38,696,007	397,500	10.00
Grand Horn Class B Senior Floating Rate Notes due January 2022, 5.57%	12/19/07	$28,500,000	26,576,438	7,125,000	25.00
Grand Horn Class C Mezzanine Floating Rate Deferrable Notes due January 2022, 6.57%	12/19/07	27,500,000	25,101,571	4,125,000	15.00
Grand Horn Class D Mezzanine Floating Rate Deferrable Notes due January 2022, 8.32%	12/19/07	20,250,000	18,576,854	2,025,000	10.00
Grand Horn Class E Mezzanine Floating Rate Deferrable Notes due January 2022, 10.32%	12/19/07	19,000,000	16,414,384	1,520,000	8.00
Dryden C2 through C10 Mezzanine Floating Rate Deferrable Notes due October 2020, 7.64%	8/28/08	18,000,000	16,447,606	6,300,000	35.00
Dryden D1 through D10 Mezzanine Floating Rate Deferrable Notes due October 2020, 8.64%	8/28/08	18,750,000	16,049,101	4,687,500	25.00
Dryden 2008-21A INC Subordinated Bond Notes due October 2020	8/28/08	76,250,000	55,934,417	7,625,000	10.00

Total Investments in Restricted Securities			$236,108,878	$44,376,823

As of February 28, 2009, the fair value of investments in restricted securities was 21.2% of net assets.
Fair Value Measurements
The Fund has adopted Statement of Financial Accounting Standards No. 157 (FAS No. 157), Fair Value Measurements. This standard clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value, and requires additional disclosures about the use of fair value measurements.
FAS No. 157 establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements). The three levels of the fair value hierarchy under FAS No. 157 are as follows:
Level 1 — Inputs that reflect unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access at the measurement date;
Level 2 — Inputs other than quoted prices within level 1 that are observable for the asset or liability either directly or indirectly, including inputs in markets that are not considered to be active;
Level 3 — Inputs that are unobservable.
The following table presents the financial instruments carried on the Schedule of Investments by caption and by level within the fair valuation hierarchy as of February 28, 2009:

	Assets at Fair Value as of February 28, 2009
	Level 1	Level 2	Level 3	Total

Investments in securities	$—	$10,571,823	$33,805,000	$44,376,823
Swap contracts	—	24,522,996	—	24,522,996

Total	$—	$35,094,819	$33,805,000	$68,899,819

The classification of a financial instrument within level 3 is based upon the signifigance of the unobservable inputs to the overall fair value measurement. The following table includes a rollforward of the amounts for the period from November 30, 2008, through February 28, 2009, for financial instruments classified within level 3.

Investments in
Securities
Balance as of November 30, 2008	$71,854,000
Net unrealized losses	(38,049,000)

Balance as of February 28, 2009	$33,805,000

Tax Basis of Investments
As of February 28, 2009, the estimated cost basis of investments for Federal income tax purposes for the investments in securities disclosed in the Schedule of Investments was $213,996,995. There are additional assets consolidated for tax purposes that have an estimated cost basis of $705,407,714 for a total estimated cost bases for tax purposes of $919,404,709. At February 28, 2009, gross unrealized appreciation and depreciation of investments fo Federal income tax purposes were as follows:

Gross unrealized appreciation	$1,785,050
Gross unrealized depreciation	(211,731,028)

Net unrealized depreciation	$(209,945,978)

Item 2. Controls and Procedures.
(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 3. Exhibits.
Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
(Registrant)Magnetar Spectrum Fund

By (Signature and Title)*	/s/ Michael Wilds Michael Wilds, President
(Principal Executive Officer)
Date April 28, 2009
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Michael Wilds Michael Wilds, President
(Principal Executive Officer)
Date April 28, 2009

By (Signature and Title)*	/s/ Adam Daley Adam Daley, Vice President and Treasurer
(Principal Financial Officer)
Date April 28, 2009

*	Print the name and title of each signing officer under his or her signature.